Offsets	Oct. 10, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Sprott Physical Platinum & Palladium Trust
Form or Filing Type	F-10
File Number	333-287978
Initial Filing Date	Jun. 12, 2025
Fee Offset Claimed	$ 72
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Units
Unsold Securities Associated with Fee Offset Claimed | shares	0
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 475,004
Offset Note	The Registrant previously paid $30,537 in registration fees with respect to the Registration Statement on Form F-10 (File No. 333-287978) filed on June 12, 2025 (the “June Registration Statement”), pertaining to the registration of $200,000,000 of securities of the Registrant, of which $72 in registration fees remained unutilized. As the total filing fee required for this Registration Statement is $69,050, taking into consideration the available offset of $72 from the June 2025 Registration Statement, the amount paid herewith is $68,978.
Termination / Withdrawal Statement	The registrant has terminated or completed any offering that included the unsold securities under the June Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Sprott Physical Platinum & Palladium Trust
Form or Filing Type	F-10
File Number	333-287978
Filing Date	Jun. 12, 2025
Fee Paid with Fee Offset Source	$ 30,537